Commitments and Contingencies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 107,326	€ 112,614
Nordea Bank on Behalf of SVM Group Denmark A/S
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	1,339	1,340
Unicredit AG on Behalf of Balda Medical Gmbh
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	15,000	15,000
Credit Institutions And Insurance Companies
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	60,368	67,476
Mandatory Bonds for V A T Reimbursement
Disclosure Of Contingent Liabilities [Line Items]
Other residual guarantees	€ 30,619	€ 28,798